Profit before taxation - Summary of profit from operations (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit Before Taxation [Abstract]
Amortization of intangible assets	€ 63,718	€ 69,076	€ 55,347
Depreciation of property, plant and equipment	6,874	6,228	5,337
Depreciation of right-of-use asset	7,117	6,885	6,045
Foreign exchange losses	€ 27,663	€ 38,025	€ 43,683